Summary of Consolidated Statement of Profit Loss Nature of Expense (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Operating expenses from mining business [abstract]
Export incentive and duty drawback	₨ 3,162	$ 43	₨ 4,327	₨ 4,577